Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 90.95%Δ
Argentina − 0.61%
Cablevision Holding GDR	262,838	$ 492,815
Cresud ADR †	326,731	1,584,645
Grupo Clarin GDR Class B 144A #, †	77,680	60,020
IRSA Inversiones y Representaciones ADR †	489,445	2,001,830
IRSA Propiedades Comerciales ADR	81,948	241,747
		4,381,057
Bahrain − 0.12%
Aluminium Bahrain GDR 144A #, †	91,200	846,683
		846,683
Brazil − 4.38%
AES Brasil Energia	310,668	703,970
Americanas †	1,521,448	8,621,748
Arcos Dorados Holdings Class A †	280,478	1,436,047
Banco Bradesco ADR	805,965	3,086,846
Banco Santander Brasil ADR	53,466	349,667
BRF ADR †	788,900	3,960,278
Itau Unibanco Holding ADR	1,049,325	5,529,943
Rumo †	217,473	672,097
Telefonica Brasil ADR	272,891	2,117,634
TIM ADR	155,003	1,664,732
Vale	149,527	2,082,656
Vale ADR	97,965	1,366,612
		31,592,230
Chile − 0.74%
Sociedad Quimica y Minera de Chile ADR	100,000	5,372,000
		5,372,000
China/Hong Kong − 27.14%
Alibaba Group Holding †	139,600	2,584,546
Alibaba Group Holding ADR †	137,900	20,416,095
Anhui Conch Cement Class H	619,500	3,346,201
Baidu ADR †	49,719	7,644,296
BeiGene †	167,800	4,791,489
China Petroleum & Chemical ADR	31,177	1,532,973
DiDi Global ADR †	81,500	634,885
iQIYI ADR †	59,542	478,122
JD.com ADR †	350,000	25,284,000
Joinn Laboratories China Class H #	6,860	93,393
Kunlun Energy	3,360,900	3,499,473
Kweichow Moutai Class A	111,913	31,588,404
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
New Oriental Education & Technology Group ADR †	161,900	$ 331,895
Ping An Insurance Group Co. of China Class H	324,000	2,215,958
Sohu.com ADR †	429,954	8,960,241
TAL Education Group ADR †	50,701	245,393
Tencent Holdings	720,000	42,983,106
Tencent Music Entertainment Group ADR †	159	1,153
Tianjin Development Holdings	35,950	8,242
Tingyi Cayman Islands Holding	1,582,000	2,941,434
Trip.com Group ADR †	120,588	3,708,081
Tsingtao Brewery Class H	797,429	6,272,714
Uni-President China Holdings	2,800,000	2,657,751
Weibo ADR †	40,000	1,899,600
Wuliangye Yibin Class A	630,892	21,352,776
Zhihu ADR †	15,600	143,988
		195,616,209
India − 10.67%
HCL Technologies	210,900	3,617,241
Indiabulls Real Estate GDR =, †	44,628	90,155
Infosys	239,200	5,362,919
Natco Pharma	185,519	2,220,957
Reliance Industries	859,880	29,102,476
Reliance Industries GDR #	452,657	30,825,942
Sify Technologies ADR †	91,200	308,256
Tata Consultancy Services	105,600	5,351,624
		76,879,570
Indonesia − 0.32%
Astra International	6,029,400	2,302,072
		2,302,072
Japan − 0.55%
Renesas Electronics †	324,700	3,996,200
		3,996,200
Malaysia − 0.06%
UEM Sunrise †	4,748,132	419,637
		419,637
Mexico − 3.77%
America Movil ADR Class L	162,815	2,876,941
Banco Santander Mexico ADR	276,900	1,586,637
Becle	1,571,000	3,391,408
Cemex ADR †	469,537	3,366,580
Coca-Cola Femsa ADR	75,784	4,264,366
Fomento Economico Mexicano ADR	19,186	1,663,810
Grupo Financiero Banorte Class O	440,979	2,826,205
NQ-VIP-868 [9/21] 11/21 (1918430)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico (continued)
Grupo Televisa ADR	656,458	$ 7,207,909
		27,183,856
Peru − 0.33%
Cia de Minas Buenaventura ADR †	356,605	2,410,650
		2,410,650
Philippines − 0.27%
Monde Nissin 144A #, †	5,257,000	1,937,495
		1,937,495
Republic of Korea − 17.59%
Fila Holdings	101,760	3,628,314
LG Uplus	250,922	3,154,270
Samsung Electronics	671,359	41,620,633
Samsung Life Insurance	66,026	4,050,514
SK Hynix	360,000	30,818,281
SK Telecom †	52,491	14,257,415
SK Telecom ADR	971,935	29,255,244
		126,784,671
Russia − 5.86%
Etalon Group GDR #, †	354,800	556,327
Gazprom PJSC ADR	1,043,900	10,317,422
Mail.Ru Group GDR †	71,300	1,462,981
Rosneft Oil PJSC GDR	1,449,104	12,136,747
Sberbank of Russia PJSC =	2,058,929	9,639,662
Yandex Class A †	101,902	8,120,570
		42,233,709
Russia − 0.21%
ENEL RUSSIA PJSC GDR †	15,101	8,928
Surgutneftegas PJSC ADR	294,652	1,475,957
T Plus PJSC =	25,634	0
		1,484,885
South Africa − 0.05%
Sun International †	210,726	274,974
Tongaat Hulett †	182,915	80,776
		355,750
Taiwan − 17.46%
Hon Hai Precision Industry	3,881,564	14,488,374
MediaTek	1,045,000	33,635,929
Taiwan Semiconductor Manufacturing	3,756,864	77,699,790
		125,824,093
Turkey − 0.56%
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	104,272
Turkcell Iletisim Hizmetleri	677,165	1,161,895
	Number of shares	Value (US $)
Common StockΔ (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari	3,008,750	$ 2,770,906
		4,037,073
United Kingdom − 0.26%
Griffin Mining †	1,642,873	1,860,253
		1,860,253
Total Common Stock (cost $446,338,142)		655,518,093

Convertible Preferred Stock – 0.04%
Republic of Korea − 0.04%
CJ	4,204	288,767
Total Convertible Preferred Stock (cost $470,723)		288,767

Preferred Stock – 5.95%
Brazil − 0.61%
Centrais Eletricas Brasileiras Class B 5.70% **	216,779	1,543,716
Petroleo Brasileiro ADR 8.47% **	285,509	2,855,090
		4,398,806
Republic of Korea − 4.24%
CJ 3.43% **	28,030	1,428,972
Samsung Electronics 3.90% **	499,750	29,154,770
		30,583,742
Russia − 1.10%
Transneft PJSC 5.75% =, **	3,606	7,926,227
		7,926,227
Total Preferred Stock (cost $16,880,353)		42,908,775

Warrants – 0.02%
Argentina − 0.02%
Irsa Inversiones y Representaciones exercise price 0.23, expiration date 3/5/26 †	594,450	136,604
Total Warrants (cost $0)		136,604

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =	146,971	0
Total Participation Notes (cost $4,952,197)		0

2    NQ-VIP-868 [9/21] 11/21 (1918430)

	Number of shares	Value (US $)

Short-Term Investments – 3.33%
Money Market Mutual Funds – 3.33%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	5,994,400	$ 5,994,400
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,994,400	5,994,400
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	5,994,400	5,994,400
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	5,994,399	5,994,399
Total Short-Term Investments (cost $23,977,599)		23,977,599

Total Value of Securities−100.29% (cost $492,619,014)		722,829,838
Liabilities Net of Receivables and Other Assets — (0.29%)		(2,099,724)
Net Assets Applicable to 25,799,131 Shares Outstanding — 100.00%	$720,730,114
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $34,319,860, which represents 4.76% of the Series' net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
NQ-VIP-868 [9/21] 11/21 (1918430)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
The following foreign currency exchange contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	BRL	(1,225,708)	USD	224,551	10/4/21	$(348)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
BRL – Brazilian Real
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
USD – US Dollar
4    NQ-VIP-868 [9/21] 11/21 (1918430)